Prepayments - Schedule of Long-term prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-term prepayments [Line Items]
Long-term prepayments	$ 4,503	$ 3,922
Property, plant, and equipment [Member]
Schedule of Long-term prepayments [Line Items]
Long-term prepayments	$ 4,503	$ 3,922